SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements and related notes of the Company were prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). All adjustments necessary to present fairly in all material respects the financial position, results of operations and cash flows for all periods presented were made. Certain prior year balances have been reclassified to conform to current year’s presentation.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company - namely, Leishen Cayman and its majority-owned subsidiaries. All significant intercompany transactions and balances were eliminated in consolidation. The consolidated financial statements were prepared on a historical cost basis, except for financial assets and financial liabilities which were measured at fair value. The functional currency of the Company’s PRC subsidiaries and Hong Kong subsidiary are the Chinese Renminbi (“RMB”). The determination of functional currency is based on the criteria of Accounting Standard Codifications (“ASC”) as promulgated by the Financial Accounting Standards Board (“FASB”), ASC 830, Foreign Currency Matters (“ASC 830”). The Company uses U.S. dollars (“US$” or “USD”) as its reporting currency.

Non-controlling interests

Non-controlling interests are recognized to reflect the portion of subsidiary’s equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. The Company’s non-controlling interests included a minority shareholder’s 49% ownership interest in Huayou Huitong as of September 30, 2025. The Company’s non-controlling interests included a minority shareholder’s 49% ownership interest in Huayou Huitong and Sichuan Leishen Hongzhuo as of September 30, 2024.

Non-controlling interests were presented as a separate line item in the equity section of the Company’s consolidated balance sheets and were separately disclosed in the Company’s consolidated statements of operations and comprehensive income to distinguish the interests from that of the Company.

Use of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates and assumptions include, but are not limited to, the assessment of the allowance for credit losses, the valuation of inventories, useful lives of property and equipment and intangible assets, uncertain tax positions and realization of deferred tax assets. Actual results could differ from those estimates.

Foreign Currency Translation

The results of operations and the consolidated statements of cash flows are translated at the average rate of exchange during the reporting period. Assets and liabilities at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in equity. Gains and losses from foreign currency transactions are included in the Company’s consolidated statements of operations and comprehensive income.

The value of RMB against USD and other currencies fluctuates and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of USD reporting. The following table outlines the currency exchange rates used in preparing the consolidated financial statements:

	September 30,	September 30,	Year Ended September 30,
	2025	2024	2025	2024	2023
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss	Profits/Loss
RMB:1USD	7.1055	7.0074	7.1628	7.1178	7.0329

Cash

Cash includes cash on hand and demand deposits in accounts maintained with commercial banks. The Company maintains its bank accounts in mainland China and Hong Kong. In accordance with China’s Deposit Insurance Regulation that became effective in May 2015, pursuant to which banking financial institutions, such as commercial banks, established in the PRC are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. The insurance limit is RMB 500,000 (approximately US$70,000) for each bank in China.

Restricted Cash

Cash that is legally restricted as to withdrawal or for use or pledged as security is reported separately on the face of the Company’s consolidated balance sheets. The Company’s restricted cash consisted of cash pledged as security for banker’s letter of guarantee. The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash and presented restricted cash within the ending cash and restricted cash balances on the Company’s consolidated statements of cash flows for the periods presented.

Short-term Investments

The Company’s short-term investments mainly consist of investment in trading securities and held-to-maturity securities. Trading securities include common stocks listed in public market and wealth management products issued by commercial banks that can be redeemed at any time. Held-to-maturity securities primarily consist of wealth management products issued by commercial banks with maturities of less than one year.

The Company accounts for its short-term investments in accordance with FASB ASC Topic 320 “Investments - Debt and Equity Securities.” Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities is included in consolidated statements of operations. Net realized and unrealized holding gains and losses for short-term investments are included in net investment income in the consolidated statements of operations. The Company elected the fair value method to measure its short-term investments.

Accounts Receivable, net

Accounts receivable are presented net of an allowance for credit losses. On October 1, 2023, the Company adopted ASC 326, Credit Losses (“ASC 326”), which replaced previously issued guidance regarding the impairment of financial instruments with an expected loss methodology that will result in more timely recognition of credit losses. The Company used a modified retrospective approach and did not restate the comparable prior periods. The adoption did not have a material impact on the Company’s consolidated financial statements.

In accordance with ASC 326, the Company maintains an allowance for credit losses and records the allowance for credit losses as an offset to assets such as accounts receivable and advance to suppliers, and the estimated credit losses charged to the allowance are presented in the consolidated statements of operations and comprehensive income (loss). The Company assesses collectability by reviewing receivables on a collective basis where similar characteristics exist. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the receivable balances, credit quality of customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Bad debts are written off as incurred.

Notes Receivable

Notes receivable are trade accounts receivable due from various customers where the customers’ banks guaranteed the payments, which are non-interest bearing and generally range from three to six months from the date of issuance. The Company has the ability to submit request for payment to the customer’s bank earlier than the scheduled payment date but will incur an interest charge and a processing fee.

Advance to Suppliers, net

Advance to suppliers are balances paid to suppliers for inventories or services not provided or received. The Company reviews its advance to suppliers on a periodic basis and set up an allowance for credit losses in accordance with ASC 326.

Inventories

Inventories consist of raw materials, self-produced products, purchased products and compressed natural gas, and are stated at the lower of cost or net realizable value. Raw materials are primarily used to manufacture cleaning equipment which is the Company’s self-produced products, primarily including high-end cleaning equipment accessories. Cost is determined using the weighted average method. The Company periodically evaluates its inventories and will record an allowance for inventories that are either obsolete, slow-moving, may not be saleable or whose cost exceeds its net realizable value.

From time to time, the Company produces certain machinery and equipment (e.g., compressors) in anticipation of customer demand. Upon completion of such equipment and receipt of customer orders, the corresponding inventories will be transferred to machinery and equipment in fixed assets.

Loans Receivable

Loans receivable primarily refers to loans provided by the Company to third parties and/or related parties. As of September 30, 2025, loans receivable consists of ten loans provided to six third parties. As of September 30, 2024, loans receivable consists of two loans to a third party. The average annual interest rate on all loans provided by the Company is approximately 3.5%. Loans receivables are stated at the historical carrying amount, net of allowance for credit losses, if any.

Property and Equipment, net

Property and equipment are carried at cost and are depreciated on the straight-line basis over the estimated useful lives of the underlying assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation and amortization are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company evaluates the risk of impairment in the value of its property and equipment, when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Estimated useful lives are as follows:

Category	Estimated useful lives
Office equipment	3-5 years
Vehicle	4 years
Machine and equipment	5-10 years

Intangible Assets, net

Intangible assets consist primarily of accounting software that is carried at acquisition cost less accumulated amortization and impairment, if any. It is tested for impairment if triggering events occurred that could affect their carrying value. There were no asset impairment charges incurred during the years ended September 30, 2025, 2024 and 2023. Amortization of intangible assets with finite lives is computed using the straight-line method over the estimated useful lives as below:

Category	Estimated useful lives
Software	10 years

Fair Value of Financial Instruments

FASB ASC 820, “Fair Value Measurement,” requires certain disclosures regarding the fair value of financial instruments. fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 - inputs to the valuation methodology that are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, short-term investments, accounts receivable, notes receivable, advance to suppliers, inventories, due from related parties, prepaid expenses and other current assets, short-term loans, accounts payable, advance from customers, taxes payable, due to related parties, and other payables and other current liabilities approximate their recorded values due to their short-term maturities. The fair value of longer-term leases approximates their recorded values as their stated interest rates approximate the rates currently available.

The Company’s non-financial assets, such as property and equipment would be measured at fair value only if they were determined to be impaired.

The Company measured its short-term investments at fair value. As of September 30, 2025, the Company held investments in three common stocks that were publicly traded on the Hong Kong Stock Exchange and five bank wealth management products. The common stocks investments were classified as trading securities measured using Level 1 inputs. Of the five wealth management products, four were redeemable on demand and were classified as trading securities measured using Level 2 inputs. The remaining product had a fixed maturity and was classified as a held-to-maturity security measured using Level 2 inputs.

As of September 30, 2024, the Company held investments in three common stocks publicly traded on the Hong Kong Stock Exchange and three bank wealth management products. The common stocks investments were classified as trading securities measured using Level 1 inputs. Since all three wealth management products were redeemable on demand, they were classified as trading securities measured using Level 2 inputs.

The following table presents information about short-term investments that are measured at fair value as of September 30, 2025 and 2024 and indicates the fair value hierarchy of the valuation techniques we utilized to determine such fair value. The valuation techniques are based on the fair value measurement on a recurring basis of trading securities and held-to-maturity securities.

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	September 30	Markets	Inputs	Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
Trading securities	$14,446,867	$3,098,972	$11,347,895	$-
Held-to-maturity securities	4,233,204	-	4,233,204	-
Total	$18,680,071	$3,098,972	$15,581,099	$-

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	September 30	Markets	Inputs	Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
Trading securities	$17,850,648	$1,082,163	$16,768,485	$-
Total	$17,850,648	$1,082,163	$16,768,485	$-

Long-term Investments

Equity method investments in investees are the Company’s investments in privately held companies, over which it has significant influence but does not own a majority equity interest or otherwise control. The Company applies the equity method to account for an equity investment, in common stock or in-substance common stock, according to ASC 323 “Investment - Equity Method and Joint Ventures”.

An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Company considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.

Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity investee is recognized in the consolidated income statements and its share of post-acquisition movements in accumulated other comprehensive income is recognized in shareholders’ equity. When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee.

The Company continually reviews its investment in equity investees under equity method to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors the Company considers in its determination are the duration and severity of the decline in fair value, the financial condition, operating performance and the prospects of the equity investee, and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value. There was no impairment for the years ended September 30, 2025, 2024 and 2023.

Lease

ASC 842 requires lessees to recognize a right-of-use (“ROU”) asset and corresponding lease liability on the Consolidated Balance Sheets for all leases. The Company determines if an arrangement is a lease at inception of the arrangement and if such lease will be classified as an operating lease or a finance lease. As of September 30, 2025 and 2024, all of the Company’s leases are accounted for as operating leases.

ROU assets are the Company’s right to use an underlying asset for the lease term and lease liabilities are the Company’s obligation to make lease payments arising from the leases. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Most leases do not provide an implicit interest rate; therefore, the Company used its incremental borrowing rate based on the information available at the inception date to determine the present value of the lease payments. Lease terms include options to extend the lease when it is reasonably certain that the Company will exercise that option. Lease cost for lease payments is recognized on a straight-line basis over the lease term. All ROU assets are reviewed for impairment annually. There was no impairment of the Company’s ROU assets as of September 30, 2025 and 2024.

Restricted Net Assets

Foreign exchange and other regulations in the PRC may further restrict the Company’s subsidiaries from transferring funds to the Company in the form of dividends, loans and advances. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC subsidiaries as determined pursuant to PRC generally accepted accounting principles.

Revenue Recognition

In accordance with FASB ASC 606, Revenue from Contracts with Customers, the Company recognizes revenue for the transfer of products or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This requires the Company identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of the product or the benefit of the services transfers to the customer. Under the guidance of ASC 606, the Company is required to (a) identify the contract with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) the Company satisfies its performance obligations.

In accordance with ASC 606-10-55-89 through 55-91, the Company selected the type of good or service for presentation of disaggregated revenue. The Company’s presentation of its disaggregated revenues is aligned with information that can be reviewed by the Company’s chief operating decision maker for evaluating the financial performance of operating segments. The Company derives its revenues mainly from: sales of clean-energy equipment, sales of digitalization and integration equipment, sales of new energy and delivery of oil and gas engineering technical services. Revenues are the amount of consideration the Company is entitled to in exchange for the transfer of promised goods or services in the ordinary course of the Company’s activities and is recorded net of value-added tax (“VAT”). Consistent with the criteria of ASC 606, the Company recognizes revenue when the performance obligation in a contract is satisfied by transferring the control of promised goods or services to the customer. The Company also evaluates whether it is appropriate to record the gross amount of goods and services sold and the related costs.

The following table sets forth the breakdown of our revenues for the years ended September 30, 2025, 2024, and 2023:

	2025		2024		2023
	Amount	%	Amount	%	Amount	%
Sales of clean-energy equipment	$22,073,207	45.7	$33,816,111	49.0	$39,581,383	54.1
Sales of digitalization and integration equipment	2,731,568	5.7	3,081,230	4.5	3,364,644	4.6
Sales of new energy	19,536,237	40.4	25,822,344	37.4	23,204,437	31.8
Delivery of oil and gas engineering technical services	3,994,541	8.2	6,353,689	9.1	6,933,984	9.5
Total	$48,335,553	100.0	$69,073,374	100.0	$73,084,448	100.0

Sale of clean-energy equipment

The Company signs contracts with customers and delivers clean-energy equipment according to the sales contract or sales list. The customer issues an acceptance document after checking the quantity and quality of equipment received. Revenue is recognized when the Company receives confirmation of equipment acceptance. Revenues are recorded net of value-added tax, discounts, and surcharges and allowance for returns. And in accordance with ASC 606, the Company evaluates whether it is appropriate to record the gross amounts of goods sales and related costs or the net amount earned as commissions. The Company concludes it is the principal as the control of the specified equipment before it is transferred to the customers remain with the Company. Revenue is recognized as the gross amount of consideration to which the Company expects to be entitled in exchange for the specified equipment transferred.

Sale of digitalization and integration equipment

The Company signs contracts with customers and provides digitalization and integration equipment according to the sales contract or sales list. The customer issues an acceptance document after checking the quantity and quality of the equipment received and installed. Revenue is recognized when the Company receives confirmation of equipment acceptance. Revenues are recorded net of value-added tax, discounts, and surcharges and allowance for returns. In accordance with ASC 606, the Company evaluates whether it is appropriate to record the gross amount of goods sales and related costs or the net amount earned as commissions. The Company concludes it is the principal as the control of the specified equipment before it is transferred to the customers remain with the Company. Revenue is recognized as the gross amount of consideration to which the Company expects to be entitled in exchange for the specified equipment transferred.

Sales of new energy

The Company signs contracts with customers and sells new energy, such as liquefied natural gas (“LNG”) and compressed natural gas (“CNG”), purchased from third parties to the customers. The customer issues an acceptance document after acquiring the new energy. Revenue is recognized when the Company receives confirmation of natural gas acceptance. Revenues are recorded net of value-added tax, discounts, and surcharges and allowance for returns. In accordance with ASC 606, the Company evaluates whether it is appropriate to record the gross amount of new energy sales and related costs or the net amount earned as commissions. The Company concludes it is the principal as the control of the new energy before it is transferred to the customer remains with the Company. Revenue is recognized as the gross amount of consideration to which it expects to be entitled in exchange for the new energy transferred.

Delivery of oil and gas engineering technical services

The Company signs contracts with customers and delivers compressor booster service to them during their shale gas production process. The Company recognizes revenue based on monthly or quarterly statements, which are confirmed by both parties. An evaluation is performed to determine whether the Company is a principal or agent in these transactions. Under the terms of these compressor booster service contracts, the Company concludes it is the agent as title to the shale gas production remains with a third-party producer. Revenue is recognized on a net basis since the Company is providing a service. The Company concludes the services provided each month are substantially similar and result in the transfer of substantially similar services to the third-party each month. That is, the benefit consumed by the third-party is substantially similar for each month, even though the exact volume of services may vary. Therefore, the Company concludes the monthly compressor booster service revenue satisfies the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation. Accordingly, based on the output method, the Company recognizes revenues over time when it satisfies its performance obligations throughout the contract terms.

Cost of Revenues

Cost of revenues (“COR”) for sales of clean-energy equipment includes purchased cost of equipment and accessories from third parties, labor cost and shipping and handling costs.

COR for sales of digitalization and integration equipment includes labor costs, purchased cost of equipment and accessories from third parties, and shipping and handling costs.

COR for sales of new energy primarily includes gas cost purchased from third parties.

COR for delivery of oil and gas engineering technical service includes labor costs, and depreciation expenses

General and Administrative Expenses

General and administrative expenses consist mainly of payroll and related costs for employees involved in general corporate functions, including accounting, finance, tax, legal and human resources, professional fees and other general corporate expenses as well as costs associated with the use by these functions of facilities and equipment, such as depreciation and rental expenses.

Selling and Marketing Expenses

Selling expenses consist mainly of payroll and benefits for employees involved in the sales and distribution functions, and marketing expense.

Research and Development Expenses

Research and development expenses consist primarily of payroll and related costs for employees involved in research functions and other general corporate expenses as well as costs associated with the use by these functions of facilities and equipment, such as depreciation and rental expenses.

Interest Expenses

Interest expense is for interest on short-term borrowings.

Other Income, net

Other income, net primarily consist of rent revenue, bank charges and other miscellaneous expenses, net of interest income from banks and other miscellaneous income.

Mainland China Employee Contribution Plans

As stipulated by the regulations of the PRC, full-time employees of the Company are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Company is required to make contributions to the plan based on certain percentages of employees’ salaries. These expenses are recorded in general and administrative and selling expenses. The expenses the Company incurred for the plans were $660,363, $657,565 and $586,559 for the years ended September 30, 2025, 2024 and 2023, respectively.

Income Taxes

The Company’s subsidiaries in the PRC and Hong Kong are subject to the income tax laws of the PRC and Hong Kong, respectively. No taxable income was generated outside the PRC for the years ended September 30, 2025, 2024 and 2023. The Company accounts for income taxes in accordance with ASC 740, Income Taxes. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or future deductibility is uncertain.

ASC 740-10-25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. There were no material uncertain tax positions as of September 30, 2025 and 2024.

Value Added Tax (“VAT”)

The VAT rate for revenue generated from providing products was 13%. VAT is reported as a reduction of revenue when incurred. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The net VAT balance between input VAT and output VAT is recorded in taxes payable. The Company records a VAT payable or receivable net of payments in the accompanying consolidated financial statements. All of the VAT returns filed by the Company’s subsidiaries in the PRC, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is computed by dividing net income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. When the Company has a net (loss), diluted securities are not included as they would be anti-dilutive. For the years ended September 30, 2025, 2024 and 2023, there were no dilutive securities.

Comprehensive Income

Comprehensive income consists of two components, net income and other comprehensive (loss) income. Net income refers to revenue, expenses, gains, and losses that under U.S. GAAP are recorded as an element of equity. Other comprehensive (loss) income consists of foreign currency translation adjustments from the Company not using the U.S. dollar as its functional currency.

Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

Based on management’s assessment, the Company determined that it has four operating segments: (i) clean-energy equipment; (ii) oil and gas engineering technical services; (iii) new energy production and operation; and (iv) digitalization and integration equipment.

Concentration of credit risk

Currently, all of the Company’s operations are in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC’s economy. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash, restricted cash, accounts receivable, notes receivable, advances to suppliers and due from related parties. A portion of the Company’s sales are credit sales which are to the customers whose ability to pay is dependent upon industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivable is limited due to most clients of the Company are state-owned enterprises. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk.

Concentration of customers and suppliers

Details of customers accounting for 10% or more of the Company’s total revenues are as follows:

	Years Ended September 30,
	2025		2024		2023
Customer A	$10,751,899	22.2%	$14,822,587	21.5%	$	*	*
Customer B	6,245,427	12.9%	11,050,583	16.0%		13,411,753	18.4%
Customer C	*	*	*	*		12,721,498	17.4%
Customer D	*	*	*	*		10,931,425	15.0%
Total	$16,997,326	35.1%	$25,873,170	37.5%		$37,064,676	50.8%

Details of customers which accounted for 10% or more of the Company’s accounts receivable are as follows:

	As of September 30,
	2025		2024
Customer B	$4,650,537	19.9%	$5,934,248	22.3%
Customer E	4,306,546	18.4%	*	*
Total	$8,957,083	38.3%	$5,934,248	22.3%

Details of vendors from which purchases are greater than 10% of the total purchases of the Company are as follows: No vendor accounted for 10% or more of the Company’s total purchases for the year ended September 30, 2023.

	Years Ended September 30,
	2025		2024		2023
Vendor A	$4,601,010	11.6%	$8,502,784	16.0%	$	*	*
Vendor B	*	*	6,093,172	11.3%		*	*
Total	$4,601,010	11.6%	$14,595,956	27.3%		$-	-

Details of the vendors which accounted for 10% or more of the Company’s accounts payable are as follows:

	As of September 30,
	2025		2024
Vendor C	$3,600,703	47.8%	$	*	*
Total	$3,600,703	47.8%		$-	-

*	Less than 10% of the total amount

Related Parties

A party is considered related to the Company if it directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of their immediate families and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Recent accounting pronouncements

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07 which requires incremental reportable segment disclosures. The new standard requires that a public entity disclose significant segment expenses, the title and position of the CODM, and how the CODM uses the reported measures in assessing performance and deciding how to allocate resources. ASU 2023-07 is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. This ASU will result in additional required disclosures being included in consolidated financial statements when adopted. The Company is currently evaluating the provisions of this ASU.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. This ASU will likely result in additional required disclosures being included in consolidated financial statements when adopted. The Company is currently evaluating the provisions of this ASU.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial statements.